Document And Entity Information	6 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001972074
Document Type	6-K
Document Fiscal Year Focus	2025
Entity File Number	001-41999
Entity Registrant Name	Linkers Industries Limited
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--06-30